Shareholder Fees - FidelityMunicipalIncome2025Fund-RetailPRO	Aug. 29, 2024 USD ($)
FidelityMunicipalIncome2025Fund-RetailPRO | Fidelity Municipal Income 2025 Fund
Shareholder Fees:
(fees paid directly from your investment)	none